Movement of Uncertain Tax Positions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefit, beginning balance	$ 1,594,597	$ 1,364,122	$ 1,223,250
Gross increases-accrued interest in current period	169,389	168,926	98,579
Settlements
Reverse due to lapse of statute of limitations	(322,378)
Exchange rate translation	10,289	61,549	42,293
Unrecognized tax benefit, ending balance	$ 1,451,897	$ 1,594,597	$ 1,364,122